Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,182,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	163,268.73
Total Offset Amount	12,897.00
Net Fee	150,371.73
Narrative - Max Aggregate Offering Price	$ 1,182,250,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true